Goodwill and acquisitions - Disclosure of Cash Generating Units with significant impairments of goodwill (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Goodwill impairment	£ 2,520.8	£ 47.7
Wunderman Thompson [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	1,932.2
Goodwill impairment	1,071.4
VMLY&R [Member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	918.3
Goodwill impairment	472.0
Burson Cohn & Wolfe [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	859.8
Goodwill impairment	129.1
Geometry Global [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	205.9
Goodwill impairment	232.9
Landor And Fitch [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	197.5
Goodwill impairment	158.3
Other [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	1,349.3
Goodwill impairment	£ 457.1